Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 3 – SHAREHOLDERS’ EQUITY

A.

On February 27, 2025, the Company entered into a securities purchase agreement (the “SPA”) with a certain investor (“the Investor”), whereby the Investor purchased, following true-up adjustment: (i) 38,532 ADSs, each representing one hundred (500) ordinary shares, no par value, at a final offering price of $5.6955 per ADS, (ii) warrants to purchase up to 219,472 ADSs with an exercise price of $10.00 per ADS, and (iii) pre-funded warrants to purchase up to 180,940 ADSs, where the purchase of ADSs pursuant to the SPA would have otherwise resulted in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding ADSs immediately following the consummation of the SPA. The Investor purchased each pre-funded warrant for $5.695. The gross proceeds were approximately $1.25 million, and the net proceeds were approximately $1.2 million. Issuance costs were recognized as a reduction in equity. Each of the pre-funded warrants is exercisable for one ADS at an exercise price of $0.0005 per ADS, is immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The warrants and pre-funded warrants were classified as equity.

B.	On February 27, 2025, the Company entered into an At-the-Money Offering Agreement (“ATMOA”) with the Investor, establishing an $8 million equity line of credit (the “Commitment Amount”) with the Investor. Pursuant to the ATMOA, the Company shall have the right, but not the obligation, to issue to the Investor, and the Investor is obligated to purchase upon notification, up to $0.5 million in ADSs (unless mutually agreed on an amount of up to $3 million) at any one time, and $8 million in total over the duration of the ATMOA. The purchase price in respect of any purchase notice shall equal 6% less than the lowest dollar volume-weighted average price of the ADSs during the five business days prior to the closing of any purchase thereunder.

In April 2025, in consideration for the Investor’s execution and delivery of the ATMOA, the Company paid the Investor 34,934 ADSs, as a commitment fee equal to two percent of the Commitment Amount (based on the dollar volume-weighted average price of the ADSs preceding the issuance date). Accordingly, financing expenses of $160 thousand were recognized as an increase in Additional Paid-In Capital.

The ATMOA cannot be used to the extent that it would require the allocation of ADSs, if those ADSs, when aggregated with all other ADSs and ordinary shares then beneficially owned by the Investor and its affiliates, would result in the Investor and its affiliates having beneficial ownership of more than 4.99% of the voting power of the Company and the number of ordinary shares and ADSs outstanding immediately after their allocation.

The ATMOA will automatically terminate on the earlier of (i) June 30, 2026; (ii) the date on which the ADSs cease trading on the Nasdaq; and (iii) the date on which the Investor has purchased $8 million worth of ADSs pursuant to the ATMOA.

C.	From January 1, 2025 through June 30, 2025, the Company sold 522,017 ADSs under its At-the-Market offering, generating gross proceeds of approximately $1.7 million and net proceeds of approximately $1.62 million of which $0.12 million were received after the cut-off date, after deducting underwriter fees of approximately $0.08 million. Since July 1, 2025, the Company has sold an additional 143,002 ADSs under the At-the-Market offering, resulting in gross proceeds of approximately $0.5 million and net proceeds of approximately $0.48 million, after deducting underwriter fees of approximately $0.02 million.

D.	On April 28, 2025, the Company effected an adjustment to the ratio of ordinary shares to American Depositary Shares (“ADSs”) at a ratio of 5:1, such that after the ratio adjustment was effected, every 5 ADSs were consolidated into 1 ADS and each ADS now represents five hundred (500) ordinary shares, instead of one hundred (100) ordinary shares prior to the ratio adjustment. All share and per share amounts, and exercise prices of stock options, warrants, and pre-funded warrants, if applicable, in the condensed consolidated interim financial statements and notes thereto have been adjusted for all periods presented to give effect to this adjustment to the ratio of ordinary shares to ADSs.

The table below summarizes the Company’s equity securities in ADS terms, as of June 30, 2025:

	Warrants outstanding as of June 30, 2025	Exercise price in USD	Expiration date
Pre-funded warrants (*)	-	0.01	-
Shares in abeyance	-	-	-
Ordinary warrants	825,507	10-62.50	3-4.6 years
Total outstanding	825,507	-	-

(*)	During the six months ended June 30, 2025, 180,940 ADS pre-funded warrants were exercised.